RELATED PARTY TRANSACTIONS - Summary of balances due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ (2,752)	$ (8,615)
Frontline
Related Party Transaction [Line Items]
Due from related parties	(1,832)	(2,604)
UFC
Related Party Transaction [Line Items]
Due from related parties	(879)	0
Seatankers
Related Party Transaction [Line Items]
Due from related parties	(62)	(5,751)
SwissMarine
Related Party Transaction [Line Items]
Due from related parties	0	(281)	$ (10,700)
Credit loss allowance
Related Party Transaction [Line Items]
Due from related parties	$ (21)	$ (21)